FK Loan ID	Loan Number	ALT Loan ID	Final Rating	Credit Rating	Property Rating	Compliance Rating	Credit Exceptions	Property Exceptions	Compliance Exceptions	Final QM Status
XXXX	XXXX	169	1	1	1	1
RESPA: AfBA Disclosure is Missing-RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated a B for all agencies-Resolved--Document Uploaded.

 RESPA: AfBA Disclosure is Provided or Not Applicable

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	245	2	1	1	2
Privacy Notice Required - Missing or Incomplete-Document Uploaded. Privacy Notice provided was settlement attorney, not for Lender. Condition remains.
 Privacy Notice Required - Missing or Incomplete This finding is non-material and will be rated a B for all agencies.-Acknowledged--This finding is non-material and will be rated a B for all agencies.

										QM: Safe Harbor APOR (APOR SH)